March 1, 2010

Keith O`Connell
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc.
 consisting of the following series:
 T. Rowe Price Africa & Middle East Fund
T. Rowe Price Emerging Europe & Mediterranean Fund
 T. Rowe Price Emerging Markets Stock Fund
 T. Rowe Price European Stock Fund
T. Rowe Price Global Infrastructure Fund
T. Rowe Price Global Infrastructure Fund—Advisor Class
 T. Rowe Price Global Large-Cap Stock Fund
T. Rowe Price Global Large-Cap Stock Fund—Advisor Class
T. Rowe Price Global Stock Fund
T. Rowe Price Global Stock Fund—Advisor Class
 T. Rowe Price International Discovery Fund
 T. Rowe Price International Growth & Income Fund
T. Rowe Price International Growth & Income Fund—Advisor Class
T. Rowe Price International Growth & Income Fund—R Class
T. Rowe Price International Stock Fund
 T. Rowe Price International Stock Fund—Advisor Class
 T. Rowe Price International Stock Fund—R Class
 T. Rowe Price Japan Fund
 T. Rowe Price Latin America Fund
 T. Rowe Price New Asia Fund
 T. Rowe Price Overseas Stock Fund
 File Nos.: 002-65539/811-2958; PEA No.: 112

T. Rowe Price Institutional International Funds, Inc.
 consisting of the following series:
 T. Rowe Price Institutional Africa & Middle East Fund
T. Rowe Price Institutional Emerging Markets Equity Fund
 T. Rowe Price Institutional Foreign Equity Fund
 T. Rowe Price Institutional Global Equity Fund
 T. Rowe Price Institutional Global Large-Cap Equity Fund
File Nos.: 033-29697/811-5833; PEA No.: 37

T. Rowe Price International Index Fund, Inc.
consisting of the following series:
T. Rowe Price International Equity Index Fund
 File Nos.: 333-44964/811-10063; PEA No.: 11

T. Rowe Price Summit Funds, Inc.
consisting of the following series:
T. Rowe Price Summit Cash Reserves Fund
T. Rowe Price Summit GNMA Fund
File Nos.: 033-50319/811-7093; PEA No. 19

T. Rowe Price Summit Municipal Funds, Inc.

consisting of the following series:
T. Rowe Price Summit Municipal Money Market Fund
T. Rowe Price Summit Municipal Intermediate Fund
T. Rowe Price Summit Municipal Income Fund
File Nos.: 033-50321/811-7095; PEA No. 19

T. Rowe Price U.S. Bond Index Fund, Inc.
File Nos.: 333-45018/811-10093; PEA No. 10

Dear Mr. O`Connell:

This letter accompanies our filing of the above-referenced Funds` Statement of Additional Information under Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds` Statement of Additional Information or prospectuses that were filed under Rule 485(b) on February 25, 2010.

The Prospectuses and Statement of Additional Information went effective automatically on March 1, 2010.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman

March 1, 2010